Loans and Other Borrowings - Summary of Unutilised Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	$ 1,400	$ 1,279
Due within one year [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	50	54
After two but before five years [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	$ 1,350	$ 1,225